UNAUDITED CONDENSED CONSOLIDATED BALANCE SHEETS DETAILS - Tenant Receivables, Net (Q3) (Details) - USD ($)	Sep. 30, 2021	Dec. 31, 2020	Dec. 31, 2019
Supplemental Balance Sheet Disclosure [Abstract]
Straight-line rent	$ 5,399,340	$ 4,344,388	$ 3,541,238
Tenant rent	98,363	204,775	420,959
Tenant reimbursements	1,849,245	2,116,627
Total	$ 7,346,948	$ 6,665,790	$ 6,224,764